Other Assets - Disclosure of Change in Project Development Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in Project Development Costs [Roll Forward]
Balance, Jan 1	$ 29	$ 25
Additions	29	15
Transfer of assets	(29)	(1)
Transfers to intangible assets	(19)	0
Impairment charges	0	(10)
Balance, Dec. 31	$ 10	$ 29